Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt was comprised of the following at December 31:

($ in thousands)	2013	2012

Revolving credit facility, weighted-average interest rate of 1.9% (2013) and 1.8% (2012), due in 2017	$75,000	$153,500
Less current maturities	—	—

Total long-term debt	$75,000	$153,500